Share based compensation - Summary of options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - beginning balance	124,660,750	32,163,500	17,300,060
Granted	1,920,500	92,497,250	14,863,440
Contractually Granted - ending balance	126,581,250	124,660,750	32,163,500	17,300,060
Granted (for Purpose of Measuring Share-based Compensation Expense) - beginning balance	11,271,880	11,271,880	3,778,010
Granted	4,563,790		7,493,870
Granted (for Purpose of Measuring Share-based Compensation Expense) - ending balance	15,835,670	11,271,880	11,271,880	3,778,010
Number of Shares
Beginning balance	11,057,510	11,271,880	3,778,010
Granted	4,563,790		7,493,870
Forfeited	(1,695,896)	(214,370)
Ending balance	13,925,404	11,057,510	11,271,880	3,778,010
Vested and Exercisable	1,115,739
Weighted Average Exercise Price
Beginning balance	$ 0.181	$ 0.189	$ 0.002
Granted	0.670		0.283
Forfeited	0.222	0.596
Ending balance	0.336	$ 0.181	$ 0.189	$ 0.002
Vested and Exercisable	$ 0.009
Weighted average remaining contractual life (years)
Weighted average remaining contractual life	7 years 4 months 6 days	8 years 1 month 17 days	9 years 1 month 24 days	9 years 10 months 2 days
Granted	7 years 10 months 13 days		9 years 3 months 18 days
Vested and Exercisable	7 years
Aggregate intrinsic value
Beginning balance	$ 97,280	$ 10,563	$ 778
Granted	14,741		6,316
Ending balance	49,627	$ 97,280	$ 10,563	$ 778
Vested and Exercisable	$ 4,341
Nonemployees
Number of Shares
Beginning balance	0
Ending balance	2,968,109	0